Deferred revenue	12 Months Ended
Dec. 31, 2019
Deferred revenue
DEFERRED REVENUE

30.    Deferred revenue

Significant accounting judgements and estimates

Upfront cash deposits received for streaming transactions have been accounted for as contract liabilities (deferred revenue) in the scope of IFRS 15. These contracts are not financial instruments because they will be satisfied through the delivery of non-financial items (i.e. delivering of metal ounces) as part of the Group’s expected sale requirements, rather than cash or financial assets. It is the intention to satisfy the performance obligations under these streaming arrangements through the Group’s production, and revenue will be recognised over duration of the contracts as the Group satisfies its obligation to deliver metal ounces. Since these contracts are of a long-term nature and the Group received a portion of the consideration at the inception, these contracts contain a significant financing component under IFRS 15. The Group therefore made a critical estimate of the discount rate that should be applied to the contract liabilities over the life of contracts.

Inputs to the model to unwind the Wheaton advance received to revenue

The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:

Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	Refer note 5
Remaining life of stream	67 years

The starting point for the life of mine is the approved life of mine for the US PGM operations. However, as IFRS 15 requires the constraint on revenue recognition to be considered, it is more prudent to include a portion of resources in the life of stream for the purposes of revenue recognition. This will reduce the chance of having a significant decrease in revenue recognised in the future, when the life of mine is updated to include a conversion of resources to reserves.

As such, Sibanye-Stillwater management have determined that is it appropriate to include 50% of inferred resources.

Palladium entitlement percentage	4.5%

The palladium entitlement percentage will be either 4.5%,  2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully utilised, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25% and 550,000oz for the second trigger drop down rate to 1%).

Monthly cash percentage	18%

The monthly cash payment to be received is a percentage of 18%,  16%,  14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully utilised. After the advance has been fully utilised, the cash percentage is 22%,  20%,  18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade conditions as stipulated in the contract have been satisfied, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss.

Any changes in the life of mine are accounted for prospectively as a cumulative catch-up in the year that the life of mine estimate above changes, or the inclusion of resources changes.

Inputs to the model to unwind the BTT advance received to revenue

The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss based on the metal ounces/credits in relation to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:

		Further information
Estimated financing rate over life of arrangement	11.5%	Refer note 5
Remaining life of stream	6 years	The life of the stream is determined by the reserves of the Marikana Easterns’ Tailings Dam no.1.
6E PGM entitlement percentage	23%	The 6E PGM entitlement percentage ranges from 23% to 38% based on a weighted 6E PGM basket price that is determined monthly.
Monthly cash percentage	20%

The monthly cash payment to be received is a percentage of the 6E PGM weighted basket price, ranging from 16% to 20%, and is based on a weighted 6E PGM basket price that is determined monthly. This cash payment is caped at a minimum of $106 per ounce and a maximum of $280 per ounce.

Commodity prices	Average monthly basket price	The monthly basket price for any calendar month is calculated by dividing the sum of the monthly average value of weighted 6E PGM basket by the total number of ounces for such calendar month.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss.

Any changes in the life of mine or 6E PGM entitlement are accounted for prospectively as a cumulative catch-up in the year that the life of mine estimate above changes.

Accounting policy

Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.

Sibanye-Stillwater management identified a significant financing component related to its streaming arrangements resulting from the difference in the timing of the advance consideration received and when control of the metal promised transfers. Interest expense on deferred revenue is recognised in finance costs.

In July 2018, Sibanye-Stillwater entered into a gold and palladium supply arrangement in exchange for an upfront advance payment of US$500 million. The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is being recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also being recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life of mine.

On 11 April 2019, Sibanye-Stillwater concluded a forward gold sale arrangement whereby the Group received a cash prepayment of US$125 million (approximately R1.75 billion) in exchange for 4 fortnightly deliveries of 26,476 ounces of gold (totaling 105,906 ounces or 3,294 kilograms) between 1 October 2019 and 15 November 2019. The revenue from the prepayment was recognised in four equal parts on delivery of the gold. The gold price delivered under the prepayment was hedged with a cap price of $1,323 per ounce and a floor price of $1,200 per ounce. Sibanye-Stillwater received, and recognised, the difference between the floor price and the spot price (subject to a maximum of the cap price) on delivery of the gold.

On 21 October 2019, Sibanye-Stillwater concluded a forward gold sale arrangement whereby the Group received a cash prepayment of R1.1 billion in exchange for 8 fortnightly deliveries of 8,482 ounces of gold (totaling 67,856 ounces or 2,111 kilograms) between 10 July 2020 and 16 October 2020. The revenue from the prepayment will be recognised in eight equal parts on delivery of the gold. The gold price delivered under the prepayment is unhedged and Sibanye-Stillwater will receive (or pay) the difference between the spot price and the prepayment price of R17,371 per ounce (being R558,491 per kilogram).

During 2016 Lonmin secured competitive funding of $50 million to build the Bulk Tailings re-Treatment plant (BTT), through a finance metal streaming arrangement receivable in instalments. The $50 million has been accounted for as deferred revenue as it will be repaid by way of discounted value of 6E metal sales. Contractual deliveries will be at a discounted price and the value of the discount over and above the $50 million upfront payment will be recognised over the project lifetime and charged to the consolidated income statement as a finance expense. The plant was commissioned during February 2018. Sibanye-Stillwater determined the carrying value of the BTT deferred revenue to be R628 million at acquisition and R607 million at 31 December 2019.

The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		6,555.4	-
Deferred revenue advance received		2,859.3	6,555.4	-
Deferred revenue recognised during the period		(2,227.5)	(160.3)	-
Interest charge	5	352.3	160.3	-
Deferred revenue recognised on acquisition of subsidiary		627.6	-	-
Balance at the end of the year		8,167.1	6,555.4	-
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		8,167.1	6,555.4	-
Current portion of deferred revenue		(1,270.6)	(30.1)	-
Non-current portion of deferred revenue		6,896.5	6,525.3	-